Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Payroll and social security payable	$ 1,593,435	$ 1,307,716
Other tax payable	203,725	1,565,140
Other payable	357,799	181,668
Staff payable	131,888	126,906
Litigation liabilities (Note 25)	726,580
Others	249,559	209,727
Total	$ 3,262,986	$ 3,391,157